Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets.
Schedule of components and movements in intangible assets

	Production		Development
	backlog	Patents	costs	Total
	$	$	$	$
Cost
Balance at December 31, 2019	—	572,486	244,871	817,357
Additions	—	305,420	—	305,420
Write-off	—	(109,514)	—	(109,514)
Balance at December 31, 2020	—	768,392	244,871	1,013,263
Acquired through business combination	2,120,000	—	—	2,120,000
Additions	—	214,497	—	214,497
Write-off	—	(85,544)	—	(85,544)
Balance at December 31, 2021	2,120,000	897,345	244,871	3,262,216

Accumulated amortization
Balance at December 31, 2019	—	47,443	33,016	80,459
Amortization	—	10,682	16,508	27,190
Balance at December 31, 2020	—	58,125	49,524	107,649
Amortization	353,333	10,528	16,508	380,369
Balance at December 31, 2021	353,333	68,653	66,032	488,018

Carrying amounts
Balance at December 31, 2020	—	710,267	195,347	905,614
Balance at December 31, 2021	1,766,667	828,692	178,839	2,774,198